SCHEDULE OF REAL ESTATE ASSETS AND LEASE INTANGIBLES, NET (Details) (Parenthetical) - USD ($)			1 Months Ended			3 Months Ended				12 Months Ended
	Jul. 31, 2024	Jul. 12, 2021	Jul. 31, 2025	Feb. 28, 2025	Jul. 31, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2025
Impairment sale of assets							$ (75,639)		$ (26,943)	$ (339,609)	$ (406,374)
Restricted cash							$ 3,600,000			$ 5,700,000	5,000,000.0
Common Class A [Member]
Number of new stock issued during the period		1,000,000
Net REIT Genesis [Member]
Minority interest ownership percentage by parent							100.00%			100.00%
Net REIT Genesis II [Member]
Minority interest ownership percentage by parent							81.50%			81.50%
Net REIT Genesis II [Member] | Common Class A [Member] | Shares Issued For Ownership Exchange [Member]
Number of new stock issued during the period	78,215				86,232
Ownership received from stock issued as percentage	36.40%				36.40%
Net REITPalm Self Storage [LPMember]
Minority interest ownership percentage by parent										61.30%		61.30%
Genesis Plaza [Member] | Tenant In Common One [Member]
Percentage ownership in property							57.00%			57.00%
Genesis Plaza [Member] | Tenant In Common Two [Member]
Percentage ownership in property							43.00%			43.00%
Percentage beneficial ownership in property							92.00%			92.00%
Dakota Center [Member]
Real estate, purchase offer price			$ 5,125,000							$ 5,125,000
Impairment sale of assets							$ 3,500,000			3,500,000
Shea Center Two [Member]
Impairment sale of assets										2,500,000
Restricted cash							2,400,000
Impairment sale of assets						$ 400,000		$ 400,000
Model Home Properties [Member]
Impairment sale of assets							$ 524,373			$ 300,000	$ 400,000
Union Town Center And Research Parkway [Member]
Restricted cash				$ 4,500,000
Real estate property, consideration transferred, total				$ 15,900,000